DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION, ACCOUNTING POLICIES, AND RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2015
DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION, ACCOUNTING POLICIES, AND RECENT ACCOUNTING PRONOUNCEMENTS
DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION, ACCOUNTING POLICIES, AND RECENT ACCOUNTING PRONOUNCEMENTS

1. DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION, ACCOUNTING POLICIES, AND RECENT ACCOUNTING PRONOUNCEMENTS

Description of Business

United Online, Inc. (together with its subsidiaries, “United Online” or the “Company”), through its operating subsidiaries, provides consumer subscription services and products, consisting of internet access services and devices, including dial-up, mobile broadband, DSL, email, internet security, and web hosting, under the NetZero and Juno brands.

On November 1, 2013, United Online, Inc. consummated the separation of FTD Companies, Inc. (together with its subsidiaries, including FTD Group, Inc., “FTD”) from United Online, Inc. through a tax-free distribution of all FTD Companies, Inc. common stock held by United Online, Inc. to United Online, Inc.’s stockholders (the “FTD Spin-Off Transaction”). As a result, FTD’s financial results are presented as discontinued operations in the Company’s consolidated financial statements.

In August 2015, the Company consummated the sale of its Classmates domestic business unit to Intelius Holdings, Inc. The purchase price received for Classmates domestic business unit was $30.6 million in cash. The Stock Purchase Agreement for the sale included customary representations, warranties and covenants of each party, some of which survive the closing of the transaction for a period of time. Accordingly, the results of operations, the financial condition and the cash flows of the domestic social networking business have been presented as discontinued operations for all periods presented.

In March 2016, the Company entered into a Share Purchase Agreement for the sale of its StayFriends GmbH, Trombi Acquisition SARL, Klassträffen Sweden AB, and Klassenfreunde.ch GmbH entities to Ströer Content Group GmbH. The purchase price for the international social networking businesses is approximately 16 million Euros in cash, which includes cash of 6.5 million Euros on the balance sheets of the international social networking businesses, subject to a post-signing purchase price adjustment. The Share Purchase Agreement includes customary representations, warranties and covenants of each party, some of which survive the closing of the transaction for a period of time. The transaction was completed on May 24, 2016. The results of operations, the financial condition and the cash flows of the international social networking businesses have been presented as discontinued operations for all periods presented.

In April 2016, the Company consummated the sale of its MyPoints business unit to Prodege, LLC. The purchase price received for the MyPoints business unit was approximately $13 million in cash, subject to a post-closing working capital adjustment. The Stock Purchase Agreement for the sale included customary representations, warranties and covenants of each party, some of which survive the closing of the transaction for a period of time. The results of operations, the financial condition and the cash flows of the MyPoints business unit have been presented as discontinued operations for all periods presented.

The Company’s corporate headquarters are located in Woodland Hills, California, and the Company also maintains offices in Fort Lee, New Jersey and Hyderabad, India.

Basis of Presentation

The Company’s consolidated financial statements for the years ended December 31, 2015, 2014 and 2013 have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany accounts and transactions have been eliminated in consolidation. The results of operations for such periods are not necessarily indicative of the results expected for any future periods.

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities and the reported amounts of revenues and expenses. Actual results could differ from these estimates and assumptions.

The most significant areas of the consolidated financial statements that require management judgment include the Company’s revenue recognition, goodwill, other long-lived assets, income taxes, and legal contingencies.

The Company believes that its existing cash and cash equivalents and cash generated from operations will be sufficient to fund its working capital requirements, capital expenditures, and other obligations through at least the next 12 months.

Accounting Policies

Segments—The Company complies with the reporting requirements of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 280, Segment Reporting, and operates as a single operating and reportable segment.

Cash and Cash Equivalents—The Company considers cash equivalents to be only those investments which are highly liquid, readily convertible to cash and which have a maturity date within three months from the date of purchase.

At December 31, 2015 and 2014, the Company’s cash and cash equivalents were maintained primarily with major financial institutions and brokerage firms in the United States (“U.S.”) and India. Deposits with these institutions and firms generally exceed the amount of insurance provided on such deposits.

Accounts Receivable—The Company’s accounts receivable are derived primarily from revenues earned from advertising customers located in the U.S. and pay accounts. The Company extends credit based upon an evaluation of the customer’s financial condition and, generally, collateral is not required. The Company maintains an allowance for doubtful accounts receivable based upon the expected collectibility of accounts receivable and, to date, such losses have been within management’s expectations.

The Company evaluates specific accounts receivable where information exists that the customer may have an inability to meet its financial obligations. In these cases, based on the best available facts and circumstances, a specific allowance is recorded for that customer against amounts due to reduce the receivable to the amount that is expected to be collected. These specific allowances are re-evaluated and adjusted as additional information is received that impacts the amount of the allowance. Also, an allowance is established for all customers based on the aging of the receivables. If circumstances change (i.e., higher than expected delinquencies or an unexpected material adverse change in a customer’s ability to meet its financial obligations), the estimates of the recoverability of amounts due to the Company are adjusted.

At December 31, 2015 and 2014, one customer comprised approximately 50% and 39%, respectively, of the Company’s consolidated accounts receivable balance. For the year ended December 31, 2015, one customer comprised approximately 12% of the Company’s consolidated revenues. For the years ended December 31, 2014 and 2013, the Company did not have any individual customers that comprised more than 10% of total revenues.

Inventories—Inventories consist of finished goods and include mobile broadband service devices, and modems. Inventories are stated at the lower of cost or market value. Inventories are valued using the first-in-first-out (“FIFO”) method. Inventories also consist of work-in-process mobile broadband service devices, which have not yet been loaded with Company firmware required for functionality. The Company’s management regularly assesses the valuation of inventory and reviews inventory quantities on hand and, if necessary, records a provision for excess and obsolete inventory based primarily on the age of the inventory and forecasts of product demand, as well as markdowns for the excess of cost over the amount the Company expects to realize from the sale of certain inventory. The Company recorded charges totaling $0.5 million, $1.1 million and a $0.6 million for the markdown of mobile broadband service inventory-related balances during the years ended December 31, 2015, 2014, and 2013, respectively.

Property and Equipment—Property and equipment are stated at historical cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which is generally three to five years for computer software and equipment and three to seven years for furniture and fixtures. Leasehold improvements, which are included in furniture and fixtures, are amortized using the straight-line method over the shorter of the lease term or seven years. Upon the sale or retirement of property or equipment, the cost and related accumulated depreciation or amortization is removed from the Company’s consolidated financial statements with the resulting gain or loss reflected in the Company’s consolidated statements of operations. Repairs and maintenance costs are expensed as incurred.

Derivative Instruments—The Company applies the provisions of ASC 815, Derivatives and Hedging. The Company enters into forward foreign currency exchange contracts to reduce the risk that its cash flows and earnings will be adversely affected by foreign currency exchange rate fluctuations. The Company records derivative instruments in other current assets or accrued liabilities in the consolidated balance sheets at fair value. The Company records changes in the fair value (i.e., gains or losses) of derivatives as other income, net, or technology and development expenses in the consolidated statements of operations or in accumulated other comprehensive loss in the consolidated balance sheets. The forward foreign currency exchange contracts do not contain any credit risk-related contingent features. The Company’s hedging program is not designed for trading or speculative purposes.

Cash Flow Hedges—The Company enters into forward foreign currency exchange contracts designated as cash flow hedges to hedge certain forecasted expense transactions occurring up to 12 months in the future and denominated in currencies other than the U.S. Dollar. The Company initially reports the gains or losses related to the effective portion of the hedges as a component of accumulated other comprehensive loss in the consolidated balance sheets and subsequently reclassifies the forward foreign currency exchange contracts’ gains or losses to technology and development expenses when the hedged transactions are recorded in earnings. The Company excludes the change in the time value of the forward foreign currency exchange contracts from its assessment of their hedge effectiveness. Gains or losses related to the change in time value of the forward foreign currency exchange contracts are immediately recognized in other income, net, along with any ineffectiveness. The Company presents the cash flows from cash flow hedges in the same category in the consolidated statements of cash flows as the category for the cash flows from the hedged items.

For additional information related to derivative instruments, see Note 5—“Derivative Instruments”.

Fair Value of Financial Instruments—ASC 820, Fair Value Measurements and Disclosures, establishes a three-tiered hierarchy that draws a distinction between market participant assumptions based on (i) quoted prices (unadjusted) in active markets for identical assets and liabilities (Level 1); (ii) inputs other than quoted prices in active markets that are observable either directly or indirectly (Level 2); and (iii) unobservable inputs that require the Company to use present value and other valuation techniques in the determination of fair value (Level 3). In accordance with ASC 820, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when developing fair value measurements. When available, the Company uses quoted market prices to measure fair value. If market prices are not available, fair value measurement is based upon models that use primarily market-based or independently-sourced market parameters. If market observable inputs for model-based valuation techniques are not available, the Company will be required to make judgments about assumptions market participants would use in estimating the fair value of the financial instrument. Fair values of cash and cash equivalents, short-term accounts receivable, accounts payable, and accrued liabilities approximate their carrying amounts because of their short-term nature. Time deposits, which are included in cash equivalents, are valued at amortized cost, which approximates fair value. Derivative instruments are recognized in the consolidated balance sheets at their fair values based on third-party inputs. The fair values of the forward foreign currency exchange contracts are calculated based on income approach observable market inputs adjusted for counterparty risk of nonperformance. The key assumptions used in calculating the fair value of these derivative instruments are the forward foreign currency exchange rates and discount rate.

Goodwill—Goodwill represents the excess of the purchase price of an acquired entity over the fair value of the net tangible and intangible assets acquired. The Company accounts for goodwill in accordance with ASC 350, Intangibles—Goodwill and Other, which among other things, addresses financial accounting and reporting requirements for acquired goodwill. ASC 350 prohibits the amortization of goodwill and requires the Company to test goodwill at the reporting unit level for impairment at least annually.

The Company tests the goodwill of its reporting units for impairment annually during the fourth quarter of its fiscal year and whenever events occur or circumstances change that would more likely than not indicate that the goodwill might be impaired. Events or circumstances which could trigger an impairment review include, but are not limited to, a significant adverse change in legal factors or in the business climate, an adverse action or assessment by a regulator, unanticipated competition, a loss of key management or other personnel, significant changes in the manner of the Company’s use of the acquired assets or the strategy for the acquired business or the Company’s overall business, significant negative industry or economic trends, or significant underperformance relative to expected historical or projected future results of operations.

Testing goodwill for impairment involves a two-step quantitative process. However, prior to performing the two-step quantitative goodwill impairment test, the Company has the option to first assess qualitative factors to determine whether or not it is necessary to perform the two-step quantitative goodwill impairment test for selected reporting units. If the Company chooses the qualitative option, the Company is not required to perform the two-step quantitative goodwill impairment test unless it has determined, based on the qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the two-step quantitative impairment test is required or chosen, the first step of the impairment test involves comparing the estimated fair value of a reporting unit with its carrying amount, including goodwill. If the estimated fair value of a reporting unit exceeds its carrying amount, including goodwill, goodwill is considered not to be impaired and no additional steps are necessary. If, however, the estimated fair value of a reporting unit is less than its carrying amount, including goodwill, then the carrying amount of the goodwill is compared with its implied fair value, which is determined by deducting the aggregate fair value of the reporting unit’s identifiable assets and liabilities from the fair value of the reporting unit, and an impairment loss is recognized in an amount equal to the excess.

The process of estimating the fair value of goodwill is subjective and requires the Company to make estimates that may significantly impact the outcome of the analyses. The estimated fair value for each reporting unit is determined using a combination of the income approach and the market approach. The income approach is weighted at 75%, unless a meaningful base of market data is unavailable, in which case, the market approach is not used. Under the income approach, each reporting unit’s fair value is estimated based on the discounted cash flow method. The discounted cash flow method is dependent upon a number of factors, including projections of the amounts and timing of future revenues and cash flows, assumed discount rates and other assumptions. Under the market approach, using the guideline company method, each reporting unit’s fair value was estimated by multiplying the reporting unit’s assessed sustainable level of revenues and normalized earnings before interest, taxes, depreciation, and amortization (“EBITDA”) by selected revenue and EBITDA multiples based on market statistics of identified public companies comparable to the respective reporting unit.

Finite-Lived Intangible Assets and Other Long-Lived Assets—The Company accounts for identifiable intangible assets and other long-lived assets in accordance with ASC 360, Property, Plant and Equipment, which addresses financial accounting and reporting for the impairment and disposition of identifiable intangible assets and other long-lived assets. Intangible assets acquired in a business combination are initially recorded at management’s estimate of their fair values. The Company evaluates the recoverability of identifiable intangible assets and other long-lived assets for impairment when events occur or circumstances change that would indicate that the carrying amount of an asset may not be recoverable. Events or circumstances that may indicate that an asset is impaired include, but are not limited to, significant decreases in the market value of an asset, significant underperformance relative to expected historical or projected future operating results, a change in the extent or manner in which an asset is used, shifts in technology, loss of key management or other personnel, significant negative industry or economic trends, changes in the Company’s operating model or strategy, and competitive forces. In determining if an impairment exists, the Company estimates the undiscounted cash flows to be generated from the use and ultimate disposition of these assets. If an impairment is indicated based on a comparison of the assets’ carrying amounts and the undiscounted cash flows, the impairment loss is measured as the amount by which the carrying amounts of the assets exceed the respective fair values of the assets. Definite-lived intangible assets are amortized on either a straight-line basis or an accelerated basis over their estimated useful lives, ranging from one to seven years.

Revenue Recognition—The Company applies the provisions of ASC 605, Revenue Recognition, which provides guidance on the recognition, presentation and disclosure of revenue in financial statements filed with the Securities and Exchange Commission (“SEC”). ASC 605 outlines the basic criteria that must be met to recognize revenue and provides guidance for disclosure related to revenue recognition policies. The Company recognizes revenues when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed or determinable, no significant Company obligations remain, and collectibility is reasonably assured. Revenues exclude sales taxes collected.

Revenues are comprised of services revenues, which are derived primarily from fees charged to pay accounts; advertising and other revenues; and products revenues, which are derived primarily from the sale mobile broadband service devices and mobile phones, including the related shipping and handling fees.

Service revenues are derived primarily from fees charged to pay accounts and are recognized in the period in which fees are fixed or determinable and the related services are provided to the customer. The Company’s pay accounts generally pay in advance for their services by credit card, PayPal, automated clearinghouse or check, and revenues are then recognized ratably over the service period. Advance payments from pay accounts are recorded on the consolidated balance sheets as deferred revenue. The Company offers alternative payment methods to credit cards for certain pay service plans. These alternative payment methods currently include payment by money order or payment through a local telephone company. In circumstances where payment is not received in advance, revenues are only recognized if collectibility is reasonably assured.

Advertising revenues consist primarily of amounts from its internet search partner that are generated as a result of users utilizing the partner’s internet search services and amounts generated from display advertisements. The Company recognizes such advertising revenues in the period in which the advertisement is displayed or, for performance-based arrangements, when the related performance criteria are met. In determining whether an arrangement exists, the Company ensures that a written contract is in place, such as a standard insertion order or a customer-specific agreement. The Company assesses whether performance criteria have been met and whether the fees are fixed or determinable based on a reconciliation of the performance criteria and the payment terms associated with the transaction. The reconciliation of the performance criteria generally includes a comparison of the Company’s internally-tracked performance data to the contractual performance obligation and, when available, to third-party or customer-provided performance data.

The Company’s products revenues are generated from the sale of mobile broadband service devices and mobile phones, as well as the related activation fees and shipping and handling fees and are recognized upon delivery of such devices as this is considered a separate earnings process from the sale of services. Sales of mobile broadband service devices bundled with free service plans and paid service plans, and activation fees, are allocated using the relative selling price method in accordance with the multiple-element arrangement provisions of ASC 605. The selling prices of the Company’s mobile broadband paid service plans are determined by vendor specific objective evidence, which is based upon the monthly stand-alone selling price of each plan. The selling prices of the mobile broadband service devices and free service plans are determined by management’s best estimate of selling price, which considers market and economic conditions, internal costs, pricing, and discounting practices. The revenues allocated to the free service plans are recognized ratably over the service period. Activation fees received up front in excess of the amount allocated to the mobile broadband devices are deferred and recognized as service revenues over the estimated service period.

Probability of collection is assessed based on a number of factors, including past transaction history with the customer and the creditworthiness of the customer. If it is determined that collectibility is not reasonably assured, revenue is not recognized until collectibility becomes reasonably assured, which is generally upon receipt of cash.

Cost of Revenues—Cost of revenues primarily includes product costs; shipping and delivery costs; telecommunications and data center costs; depreciation of network computers and equipment; license fees; costs related to providing customer support; costs related to customer billing and billing support for the Company’s pay accounts; domain name registration fees; and personnel and overhead-related costs associated with operating the Company’s networks and data centers.

Sales and Marketing—Sales and marketing expenses include expenses associated with promoting the Company’s brands, services and products and with generating advertising revenues. Expenses associated with promoting the Company’s brands, services and products include advertising and promotion expenses; fees paid to distribution partners, internet search providers and third-party advertising networks to acquire new pay accounts; personnel and overhead-related expenses for marketing, merchandising, customer service, and sales personnel; and telemarketing costs incurred to acquire and retain pay accounts and up-sell pay accounts to additional services. Expenses associated with generating advertising revenues include sales commissions and personnel-related expenses. The Company has expended significant amounts on sales and marketing, including branding and customer acquisition campaigns consisting of television, internet, public relations, sponsorships, print, and outdoor advertising, and on retail and other performance-based distribution relationships. Marketing and advertising costs to promote the Company’s services and products are expensed in the period incurred. Advertising and promotion expenses include media, agency and promotion expenses. Media production costs are expensed the first time the advertisement is run. Media and agency costs are expensed over the period the advertising runs. Advertising and promotion expenses for the years ended December 31, 2015, 2014 and 2013 were $5.4 million, $6.5 million and $9.1 million, respectively. At December 31, 2015, and 2014, the Company did not have any prepaid advertising and promotion expenses.

Technology and Development—Technology and development expenses include expenses for product development, maintenance of existing software, technology and websites, and development of new or improved software and technology, including personnel-related expenses for the Company’s technology group in various office locations. Costs incurred by the Company to manage and monitor the Company’s technology and development activities are expensed as incurred.

Software Development Costs—The Company accounts for costs incurred to develop software for internal use in accordance with ASC 350, which requires such costs be capitalized and amortized over the estimated useful life of the software. The Company capitalizes costs associated with customized internal-use software systems that have reached the application development stage. Such capitalized costs include external direct costs utilized in developing or obtaining the applications and payroll and payroll-related expenses for employees who are directly associated with the applications. Capitalization of such costs begins when the preliminary project stage is complete and ceases at the point in which the project is substantially complete and ready for its intended purpose. The Company capitalized costs associated with internal-use software totaling $0.5 million and $1.5 million in the years ended December 31, 2015 and 2014, respectively, which are being depreciated on a straight-line basis over each project’s estimated useful life, which is generally three years. Capitalized internal-use software is included in the computer software and equipment category within property and equipment, net, in the consolidated balance sheets.

General and Administrative—General and administrative expenses, which include unallocated corporate expenses, consist of personnel-related expenses for executive, finance, legal, human resources, facilities, internal audit, investor relations, internal customer support personnel, and personnel associated with operating the Company’s corporate network systems. In addition, general and administrative expenses include, among other costs, professional fees for legal, accounting and financial services; insurance; occupancy and other overhead-related costs; office relocation costs; non-income taxes; gains and losses on sales of assets; bad debt expense; and reserves or expenses incurred as a result of settlements, judgments, fines, penalties, assessments, or other resolutions related to litigation, arbitration, investigations, disputes, or similar matters. General and administrative expenses also include expenses resulting from actual or potential transactions such as business combinations, mergers, acquisitions, dispositions, spin offs, financing transactions, and other strategic transactions, including, without limitation, expenses for advisors and representatives such as investment bankers, consultants, attorneys, and accounting firms.

Restructuring and Other Exit Costs—Restructuring and other exit costs consist of costs associated with the realignment and reorganization of the Company’s operations and other employee termination events. Restructuring and other exit costs include employee termination costs, facility closure and relocation costs, and contract termination costs. The timing of associated cash payments is dependent upon the type of exit cost and can extend over a 12-month period. The Company records restructuring and other exit costs liabilities in accrued liabilities in the consolidated balance sheets.

Stock-Based Compensation—The Company follows the provisions of ASC 718, Compensation—Stock Compensation, which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including restricted stock units, stock awards, stock options, and employee stock purchases. ASC 718 requires companies to estimate the fair value of share-based payment awards on the grant date using an option-pricing model. The Company values its restricted stock units based on the grant-date closing price of the Company’s common stock. The Company uses the Black-Scholes option-pricing model for valuing stock options. The Company’s assumptions about stock price volatility are based on the Company’s historical volatility for periods approximating the expected life of options granted. The expected term was estimated using the simplified method because the Company does not have adequate historical data to estimate expected term. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods on a straight-line basis in the Company’s consolidated statements of operations. ASC 718 also requires forfeitures to be estimated at the time of grant in order to calculate the amount of share-based payment awards ultimately expected to vest. The Company uses the “with and without” approach in determining the order in which tax attributes are utilized. As a result, the Company only recognizes a tax benefit from share-based payment awards in additional paid-in capital in the consolidated balance sheets if an incremental tax benefit is realized after all other tax attributes currently available to the Company have been utilized. In addition, the Company accounts for the indirect effects of share-based payment awards on other tax attributes in the consolidated statements of operations.

Comprehensive Income—The Company follows the provisions of ASC 220, Comprehensive Income, which establishes standards for reporting comprehensive income and its components in financial statements. Comprehensive income, as defined, includes all changes in equity during a period from non-owner sources. For the Company, comprehensive income primarily consists of its reported net income, changes in unrealized gains or losses on derivatives, net of tax, and foreign currency translation.

Foreign Currency Translation—The Company accounts for foreign currency translation in accordance with ASC 830, Foreign Currency Matters. The functional currency of each of the Company’s international subsidiaries is its respective local currency. The financial statements of these subsidiaries are translated to U.S. Dollars using period-end rates of exchange for assets and liabilities, historical rates of exchange for equity, and average rates of exchange for the period for revenues and expenses. Translation gains and losses are recorded in accumulated other comprehensive loss as a component of stockholders’ equity in the consolidated balance sheets.

Income Taxes—The Company applies the provisions of ASC 740, Income Taxes. Under ASC 740, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce its deferred tax assets to the amount that is more likely than not to be realized. In evaluating the Company’s ability to recover its deferred tax assets, the Company considers all available positive and negative evidence, including its operating results, ongoing tax planning and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. In accordance with ASC 740, the Company recognizes, in its consolidated financial statements, the impact of the Company’s tax positions that are more likely than not to be sustained upon examination based on the technical merits of the positions. The Company recognizes interest and penalties for uncertain tax positions in income tax expense.

In connection with the FTD Spin-Off Transaction, the Company entered into a Tax Sharing Agreement with FTD. The Tax Sharing Agreement generally will govern the Company’s and FTD’s respective rights, responsibilities, and obligations after the consummation of the FTD Spin-Off Transaction with respect to taxes, including ordinary course of business taxes and taxes, if any, incurred as a result of any failure of the distribution to qualify as tax-free for U.S. federal income tax purposes within the meaning of Section 355 of the Internal Revenue Code of 1986, as amended (the “Code”), including as a result of Section 355(e) of the Code. Under the Tax Sharing Agreement, with certain exceptions, FTD generally will be responsible for the payment of all income and non-income taxes attributable to its operations or the operations of its subsidiaries, and FTD will indemnify the Company for these taxes. With certain exceptions, the Company generally will be responsible for the payment of all other income and non-income taxes, including consolidated U.S. federal income taxes of the United Online tax reporting group for which FTD is severally liable, and the Company will indemnify FTD for these taxes. The Company and FTD generally will be jointly responsible for any taxes that arise from the failure of the FTD Spin-Off Transaction to qualify as tax-free for U.S. federal income tax purposes within the meaning of Section 355 of the Code, if such failure is for any reason for which neither the Company nor FTD is responsible.

Earnings Per Share—The Company computes earnings per share in accordance with ASC 260, Earnings Per Share. ASC 260 provides that unvested share-based payment awards that contain non-forfeitable rights to dividends are participating securities and shall be included in the computation of earnings per share pursuant to the two-class method. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for common stock and any participating securities according to dividends declared (whether paid or unpaid) and participation rights in undistributed earnings. Certain of the Company’s restricted stock units are considered participating securities because they contain non-forfeitable rights to dividends irrespective of whether the awards ultimately vest.

Legal Contingencies—The Company is currently involved in certain legal proceedings and investigations. The Company records liabilities related to pending matters when an unfavorable outcome is deemed probable and management can reasonably estimate the amount or range of loss. As additional information becomes available, the Company continually assesses the potential liability related to such pending matters.

Operating Leases—The Company leases office space, data centers, and certain office equipment under operating lease agreements with original lease periods of up to six years. Certain of the lease agreements contain rent holidays and rent escalation provisions. Rent holidays and rent escalation provisions are considered in determining straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the leased property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

Recent Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-08, Presentation of Financial Statements and Property, Plant and Equipment: Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. The core principle of the guidance raises the threshold for a disposal to qualify as a discontinued operation and requires new disclosures of both discontinued operations and certain other disposals that do not meet the new definition of a discontinued operation. The amendments in this ASU are effective prospectively for disposals (or classifications as held for sale) of components of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. Early adoption is permitted but only for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued or available for issuance. The Company adopted the standard with no material impact on its consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The amendments in this ASU will be effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The amendments should be applied retrospectively. In July 2015, the FASB approved a one-year deferral of the effective date with early adoption permitted. The Company intends to adopt the standard effective January 1, 2018 and is currently assessing the impact of this update on its consolidated financial statements.

In June 2014, the FASB issued ASU No. 2014-12, Compensation—Stock Compensation: Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. The core principle of the guidance requires that a performance target that affects vesting and that could be achieved after the requisite service period should be treated as a performance condition. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Early adoption is permitted. Entities may apply the amendments in ASU No. 2014-12 either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. The Company does not expect this update to have a material impact on its consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The update provides GAAP guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and about related footnote disclosures. The amendments in this update are effective for annual periods ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted. The Company does not expect this update to have a material impact on its consolidated financial statements.

In April 2015, the FASB issued ASU No. 2015-05, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement. The update provides GAAP guidance on evaluating the accounting for fees paid by a customer in a cloud computing arrangement. The amendments in this update also provide a basis for evaluating whether a cloud computing arrangement includes a software license. The amendments in this update are effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2015. Early adoption is permitted. The Company is currently assessing the impact of this update on its consolidated financial statements.

In June 2015, the FASB issued ASU No. 2015-10, Technical Corrections and Improvements. The update contains amendments that will affect a wide variety of topics in the Codification. The amendments in this update represent changes to clarify the Codification, correct unintended application of guidance, or make minor improvements to the Codification that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. The Company does not expect this update to have a material impact on its consolidated financial statements.

In July 2015, the FASB issued ASU No. 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory. The amendments in this update more closely align the measurement of inventory in GAAP with the measurement of inventory in International Financial Reporting Standards (IFRS). The amendments in this update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments in this update should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. The Company is currently assessing the impact of this update on its consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. The amendments in this update require that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The amendments in this update are effective for fiscal years beginning after December 15, 2016, including interim periods within those annual periods. The amendments in this Update may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company early adopted the standard for the year ended December 31, 2015 and applied it prospectively. As such, no adjustment was made to prior periods.